Share-based payment (Details) - Schedule of classification of stock-based compensation - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of classification of stock-based compensation [Abstract]
Cost of sales	$ 4,309
General and administrative	59,492
Research and development expenses	13,064
Selling and marketing expenses	6,029
Construction in process	237
Total	$ 83,131